Offerings - Offering: 1	Aug. 08, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0000001 per share
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act, based on the proposed maximum aggregate offering price.